UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul R. Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Tiedemann Deep Value ETF
Schedule of Investments
November 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 27.7%
94,347	BorgWarner, Inc.	$3,358,753
127,329	Gap, Inc.	3,179,405
183,199	Goodyear Tire & Rubber Company	5,622,377
155,719	H&R Block, Inc.	3,450,733
646,107	Staples, Inc.	6,247,855
		21,859,123
Consumer Staples - 7.5%
195,295	Whole Foods Market, Inc.	5,935,015
Energy - 18.4%
212,864	Diamond Offshore Drilling, Inc. (a)	3,844,324
70,300	Marathon Petroleum Corporation	3,305,506
571,918	Transocean Ltd. (a)	7,377,742
		14,527,572
Financials - 4.1%
83,061	Franklin Resources, Inc.	3,260,975
Industrials - 16.4%
58,729	Fluor Corporation	3,142,589
182,141	Pitney Bowes, Inc.	2,613,723
78,865	Robert Half International, Inc.	3,538,673
78,314	Southwest Airlines Company	3,650,215
		12,945,200
Information Technology - 11.3%
231,983	HP, Inc.	3,572,538
574,815	Xerox Corporation	5,374,521
		8,947,059
Materials - 4.0%
61,721	WestRock Company	3,160,115
Telecommunication Services - 10.3%
73,402	AT&T, Inc.	2,835,519
106,663	CenturyLink, Inc.	2,508,714
56,402	Verizon Communications, Inc.	2,814,460
		8,158,693
TOTAL COMMON STOCKS (Cost $73,172,728)		78,793,752

SHORT-TERM INVESTMENTS - 0.1%
49,337	Invesco Short Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.29% *	49,337
TOTAL SHORT-TERM INVESTMENTS (Cost $49,337)		49,337
TOTAL INVESTMENTS - 99.8% (Cost $73,222,065)		78,843,089
Other Assets in Excess of Liabilities - 0.2%		128,469
NET ASSETS - 100.0%		$78,971,558

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
*	Rate shown is the annualized seven-day yield as of November 30, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

	The cost basis of investments for federal income tax purposes as of November 30, 2016 was as follows+:

	Cost of investments	$73,222,065
	Gross unrealized appreciation	7,444,931
	Gross unrealized depreciation	(1,823,907)
	Net unrealized depreciation	$5,621,024

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Summary of Fair Value Disclosure at November 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$78,793,752	$-	$-	$78,793,752
Short-Term Investments	49,337	-	-	49,337
Total Investments in Securities	$78,843,089	$-	$-	$78,843,089
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date         1/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         1/30/17

By (Signature and Title)* /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date         1/30/17

* Print the name and title of each signing officer under his or her signature.